Related party transactions (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Related party transactions
Schedule of ownership interests by related party

			Ownership interest
		Place of	December 31,	June 30,
Name	Type	incorporation	2023	2023
AgCentral Energy Pty Ltd	Parent company	Australia	67.2%	100.0%

			Ownership interest
		Place of	December 31,	June 30,
Name	Type	incorporation	2023	2023
Nabors Transition Energy Corp	Subsidiary	United States	100%	0%
Neptune Merger Sub, Inc.	Subsidiary	United States	0%	100%
NWQHPP Pty Ltd	Subsidiary	Australia	100%	100%
Solar Methanol 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Aurora Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Consulting Pty Ltd	Subsidiary	Australia	100%	100%
Vast Employee Shareholdings Pty Ltd	Subsidiary	Australia	100%	0%
Vast Intermediate HoldCo Pty Ltd	Subsidiary	Australia	100%	0%
Vast Australia HoldCo Pty Ltd	Subsidiary	Australia	100%	0%
HyFuel Solar Refinery Pty Ltd	Subsidiary	Australia	100%	0%
Vast Renewables HoldCo Corp	Subsidiary	United States	100%	0%
Vast Renewables Management Services LLC	Subsidiary	United States	100%	0%
Vast US Projects HoldCo Corp	Subsidiary	United States	100%	0%
El Paso ProjectCo LLC	Subsidiary	United States	100%	0%

		Place of	Ownership interest
Name	Type	incorporation	2023	2022
AgCentral Pty Ltd	Parent company	Australia	—	100%
AgCentral Energy Pty Ltd	Parent company	Australia	100%	—

		Place of	Ownership interest
Name	Type	incorporation	2023	2022
Neptune Merger Sub, Inc,	Subsidiary	United States	100%	—
NWQHPP Pty Ltd	Subsidiary	Australia	100%	100%
Solar Methanol 1 Pty Ltd	Subsidiary	Australia	100%	—
Vast Solar Aurora Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Consulting Pty Ltd	Subsidiary	Australia	100%	100%

Schedule of transactions with related parties

	For the Six Months Ended December 31,
	2023	2022

	(In thousands of US Dollars)
Lease rental payments made to other related parties	5	21
Loan drawn down from parent entity – subsequently converted to Issued Capital upon consummation of the BCA	12,500	5,023
Loan drawn down from investors – subsequently converted to Issued Capital upon consummation of the BCA	10,000	14,718
Gain on modification of borrowings recognised in the Capital Contribution Reserve	—	3,652
Gain on revaluation of derivative financial instruments	170,376	(5)
Settlement of all Convertibles Notes, Senior Convertible Notes and Loans from Shareholder upon consummation of the BCA	(226,373)	—
Movement in investment in joint venture	(99)	1,424
Share based payment expense for the transfer of 264,533 Ordinary Shares issued to the employee share trust and granted to certain employees of Vast.	112	—

	For the year ended June 30,
	2023	2022

	(In thousands of US Dollars)
Lease rental payment to other related parties	43	44
Loan from parent entity	4,015	1,838
Loan from investors	9,348	2,091
Gain on modification of borrowings recognised in the Capital contribution reserve	1,139	1,697
Derivative financial instruments	(105)	(3)
Investment in joint venture	(242)	1,712

Schedule of key management personnel compensation

	For the Six Months Ended December 31,
	2023	2022

	(In thousands of US Dollars)
Short-term employee benefits	1,151	821
Share based payment expense (1) (2)	672	—
Long-term benefits	10	18
	1,833	839

(1) Additional value allocated to the MEP shares as discussed in note 14 – Reserves, were recognised at fair value and expensed immediately through profit or loss during the half year ended December 31, 2023, within share based payment expense for $634 thousands (December 31, 2022: Nil).

(2) In addition, the Share based payment expense of $112 thousands for the transfer of 264,533 Ordinary Shares issued to the employee share trust and granted to certain employees of Vast, for the half-year ended December 31, 2023 as shown in note 20 (c) above, includes a portion of $37 thousands for the shares granted to key management personnel (December 31, 2022: Nil).

	For the year ended June 30,
	2023	2022

	(In thousands of US Dollars)
Short-term employee benefits	1,775	1,130
Long-term benefits	27	10
	1,802	1,140

(i)Convertible Note 3

	June 30,
	2023	2022

	(In thousands of US Dollars)
Opening Balance	8,883	9,709
Capital contribution (excluding tax impact)	(732)	(993)
Interest expense	950	1,003
Exchange differences	(339)	(836)
Closing Balance	8,762	8,883

(ii)Convertible Note 4

	June 30,
	2023	2022

	(In thousands of US Dollars)
Opening Balance	3,936	4,496
Capital contribution (excluding tax impact)	(366)	(1,118)
Interest expense	995	952
Exchange differences	(160)	(394)
Closing Balance	4,405	3,936

(iii)Convertible Note 5

	June 30,
	2023	2022

	(In thousands of US Dollars)
Opening Balance	1,124	1,226
Capital contribution (excluding tax impact)	(94)	(133)
Additions during the year	—	—
Interest expense	127	135
Exchange differences	(43)	(104)
Closing Balance	1,114	1,124

(iv)Senior Convertible Note

	June 30,
	2023	2022

	(In thousands of US Dollars)
Opening Balance	—	—
Additions during the year	2,431	—
Interest expense	33	—
Exchange differences	(26)	—
Closing Balance	2,438	—

(v)Loan from shareholder

	June 30,	June 30,
	2023	2022

	(In thousands of US Dollars)
Initial recognition / face value	1,688	1,838
Additions during the year	4,015	—
Capital contribution (excluding tax impact)	(325)	(168)
Interest expense	295	17
Exchange differences	(142)	1
Closing Balance	5,531	1,688

Schedule of movements in related party debt

	June 30,	June 30,
	2023	2022

	(In thousands of US Dollars)
Initial recognition / face value	1,688	1,838
Additions during the year	4,015	—
Capital contribution (excluding tax impact)	(325)	(168)
Interest expense	295	17
Exchange differences	(142)	1
Closing Balance	5,531	1,688

Schedule of outstanding balances arising from sales/purchases of goods and services

	December 31,	June 30,
	2023	2023

	(In thousands of US Dollars)
Trade and other receivables owed from related party – Nabors Lux 2 S.a.r.l.	171	—
Trade and other payables owed to related party – Capital Airport Group	(150)	—
Lease liabilities for lease arrangement with related party	(36)	(54)

	June 30,
	2023	2022

	(In thousands of US Dollars)
Lease liabilities for lease arrangement with related party	(54)	(93)

Schedule of loans to/(from) related parties

	December 31,	June 30,
	2023	2023

	(In thousands of US Dollars)
Loan to joint venture	331	225
Loan from shareholder	—	(5,531)
Loans from shareholder – Convertible Note 3	—	(8,762)
Loans from shareholder – Convertible Note 4	—	(4,405)
Loans from shareholder – Convertible Note 5	—	(1,114)
Loans from shareholder – Senior Convertible Note	—	(2,438)

	June 30,
	2023	2022

	(In thousands of US Dollars)
Loan to joint venture	225	43
Loan from shareholder	(5,531)	(1,688)
Loans from shareholder – Convertible Note 3	(8,762)	(8,883)
Loans from shareholder – Convertible Note 4	(4,405)	(3,936)
Loans from shareholder – Convertible Note 5	(1,114)	(1,124)
Loans from shareholder – Senior Convertible Note	(2,438)	—